PROPERTY AND EQUIPMENT - Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of capital commitments [line items]
Total commitments	$ 130	$ 178
Less than 1 year
Disclosure of capital commitments [line items]
Total commitments	106	178
Between 1 and 5 years
Disclosure of capital commitments [line items]
Total commitments	$ 24	$ 0